Result of the Year - Summary of Weighted Average Remaining Contractual Life in Years of Performance Shares of LTIP Awards (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
2020 LTIP
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Weighted average remaining contractual life in years of LTIP	3 years	0 years
2019 LTIP
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Weighted average remaining contractual life in years of LTIP	2 years 8 months 12 days	3 years 8 months 12 days
2017 LTIP
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Weighted average remaining contractual life in years of LTIP	10 months 24 days	1 year 10 months 24 days